Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Comprehensive Income From Discontinued Operations (Detail) - USD ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Income after tax from discontinued operations				$ 170,263
Components of other comprehensive that will not be reclassified subsequently to profit or loss, net of taxes
Actuarial gains (losses) from defined benefit plans		$ (117,843)	$ (1,247)	(19,807)
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax		(1,575,134)	(95,501)	214,887
Gains (losses) from available-for-sale financial assets, net of tax		(458)	(829)	976
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes				(20,832)
Gains (losses) from cash flow hedge, net of taxes		(1,373)	7,647	21,915
Total Other Comprehensive Income (Loss)		(1,694,808)	(89,930)	197,139
TOTAL COMPREHENSIVE INCOME		(27,750)	1,036,584	1,212,010
Comprehensive income attributable to:
Shareholders of Enel Amricas		(121,326)	650,731	788,647
Non-controlling interests		93,576	385,853	423,363
TOTAL COMPREHENSIVE INCOME		$ (27,750)	$ 1,036,584	$ 1,212,010
Assets and Liabilities Classified as Held for Sale
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Income after tax from discontinued operations	$ 170,263
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax	(2,773)
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes	(20,441)
Gains (losses) from cash flow hedge, net of taxes	18,712
Total Other Comprehensive Income (Loss)	(4,502)
TOTAL COMPREHENSIVE INCOME	165,761
Comprehensive income attributable to:
Shareholders of Enel Amricas	112,481
Non-controlling interests	53,280
TOTAL COMPREHENSIVE INCOME	$ 165,761